RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)							3 Months Ended		12 Months Ended
	Dec. 13, 2024	May 22, 2024	Apr. 18, 2024	Mar. 29, 2024	Jan. 17, 2024	Jan. 17, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 14, 2025	Jul. 25, 2024	May 17, 2024	Apr. 17, 2024	Feb. 28, 2024	Nov. 06, 2023	Aug. 31, 2023
Related Party Transaction [Line Items]
Unsecured debt									$ 0	$ 23,972
Payments of debt									$ 1,000,000
Interest rate									10.00%
Accured interest									$ 6,049	3,612
Loans										61,958
Balance																$ 23,972
Debt instrument amotized discount									(9,543)
Debt discount amount							156,399		280,457
Shares value								35,000	35,000
Debt discount and amortized							$ 124,058	$ 17,416	$ 94,168	87,289
Warrant exercise price							$ 11.50		$ 11.50
Private Placement [Member]
Related Party Transaction [Line Items]
Class of warrant							7,500,000		7,500,000
Common Class A [Member]
Related Party Transaction [Line Items]
Share price				$ 0.025
Shares issued	2,334,092			1,400,000			2,200,000		2,200,000
Shares value				$ 35,000
Purchase share							1		1
Warrant exercise price							$ 18.00		$ 18.00
Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Price per warrant							$ 1.00		$ 1.00
Class of warrant							8,700,000		8,700,000
Warrant exercise price							$ 1.00		$ 1.00
Proceeds from warrants							$ 8,700,000		$ 8,700,000
Private Placement Warrants [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Price per share							$ 11.50		$ 11.50
Warrant exercise price							$ 11.50		$ 11.50
Jeffrey JGary [Member]
Related Party Transaction [Line Items]
Consideration		$ 10,000	$ 25,000
Related Party [Member]
Related Party Transaction [Line Items]
Outstanding amount							$ 35,000		$ 35,000
Sponsor [Member] | Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Class of warrant							1,200,000		1,200,000
Alpha Modus Corp [Member]
Related Party Transaction [Line Items]
Loans										120,083
Janbella Group LLC [Member]
Related Party Transaction [Line Items]
Unsecured debt							$ 453,750		$ 453,750	453,750
Interest rate					10.00%	200.00%			10.00%										0.00%
Accured interest							$ 87,423		$ 73,810	18,452
Balance											$ 75,000
Unsecured debt						$ 412,500					300,000
Original issue discount amount					$ 37,500						$ 37,500
Debt maturity date											Jan. 17, 2024
Senior notes						$ 412,500													$ 453,750
Share price						$ 0.50	$ 0.025		$ 0.025
Convertible at a conversion price						$ 1.00													$ 1.00
Debt instrument amotized discount						$ 35,753			$ 39,329	39,329
Remaining original issue discount amount									1,747	1,747
Debt discount amount					$ 41,250				41,250
Amortized discount									1,921	1,921
Shares issued				1,400,000
Shares value							$ 35,000		35,000
Debt discount and amortized							35,000		35,000
Debt discount interest expense							35,000		35,000
Janbella Group LLC [Member] | Verbal Agreement [Member]
Related Party Transaction [Line Items]
Unsecured debt									0
Payments of debt	$ 100,000								$ 100,000
Interest rate									0.00%				0.00%		0.00%		0.00%
Balance									$ 100,000				$ 200,000		$ 400,000		$ 100,000
Unsecured debt							600,000		400,000
Debt instrument amotized discount										14,087
Imputed interest discount to accumulated deficit							14,087		14,087
Debt instrument discount									0
Additional amount															$ 300,000
Janbella Group LLC [Member] | Senior Secured Promissory Note [Member]
Related Party Transaction [Line Items]
Unsecured debt							300,000		300,000	300,000
Interest rate						12.00%												0.00%	12.00%
Balance																		$ 221,941	$ 300,000
Debt instrument amotized discount									18,157	9,116
Imputed interest discount to accumulated deficit																		$ 16,804	$ 27,273
Debt instrument discount									0	18,157
Interest effective rate																			0.00%
Janbella Group LLC [Member] | Senior Secured Promissory Note One [Member]
Related Party Transaction [Line Items]
Unsecured debt							$ 221,941		221,941	221,941
Debt instrument amotized discount									13,713	3,091
Debt instrument discount									0	13,713
Related Party [Member] | Unsecured Promissory Note [Member]
Related Party Transaction [Line Items]
Principal amount														$ 35,000
William Alessi [Member]
Related Party Transaction [Line Items]
Unsecured debt												$ 89,929
Payments of debt												4,000
Loans payments net												$ 85,929
Mr Alessi [Member]
Related Party Transaction [Line Items]
Unsecured debt									88,350	0
Loans										$ 88,350
Acquisition shares, value									$ 208,433
Acquisition shares									90,165,908